CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICITS)	Total USD ($)	Total CNY	Series A Preferred Stock CNY	Series B Preferred Stock CNY	Series C Preferred Stock CNY	Series D Preferred Stock CNY	Series E Preferred Stock CNY	Ordinary shares CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Additional paid in capital Series B Preferred Stock CNY	Accumulated deficits USD ($)	Accumulated deficits CNY	Accumulated deficits Series A Preferred Stock CNY	Accumulated deficits Series B Preferred Stock CNY	Accumulated deficits Series C Preferred Stock CNY	Accumulated deficits Series D Preferred Stock CNY	Accumulated deficits Series E Preferred Stock CNY	Class A ordinary shares USD ($)	Class A ordinary shares CNY	Class B ordinary shares USD ($)	Class B ordinary shares CNY	Class B ordinary shares Series B Preferred Stock CNY
Beginning Balance at Dec. 31, 2008		(294,230,905)						9,700		87,332			(294,327,937)
Beginning Balance (in shares) at Dec. 31, 2008								12,000,000
Net loss		(144,777,153)											(144,777,153)
Accretion and effect of foreign exchange movement on Convertible Redeemable to redemption value			(847,959)	54,400	121,600	363,520								(847,959)	54,400	121,600	363,520
Ending Balance at Dec. 31, 2009		(439,316,497)						9,700		87,332			(439,413,529)
Ending Balance (in shares) at Dec. 31, 2009								12,000,000
Beneficial conversion feature on convertible note		10,966,998								10,966,998
Net loss		(347,399,837)											(347,399,837)
Accretion and effect of foreign exchange movement on Convertible Redeemable to redemption value			(624,453)	1,746,747	3,904,500	11,672,400	(31,683,102)							(624,453)	1,746,747	3,904,500	11,672,400	(31,683,102)
Ending Balance at Dec. 31, 2010		(790,733,244)						9,700		11,054,330			(801,797,274)
Beginning Balance (in shares) at Dec. 31, 2010								12,000,000
Preferred shares converted into ordinary shares (in shares)																						69,914,684
Preferred shares converted into ordinary shares		931,961,850								931,917,107												44,743
Conversion of Series E preferred share (resulting from the exercise of warrant) to Class B Ordinary Shares (in shares)																						9,230,878
Conversion of Series E preferred share (resulting from the exercise of warrant) to Class B Ordinary Shares		428,195,716								428,189,809												5,907
Reclassification of the liability awards to equity awards in conjunction with the initial public offering (Note 12)		134,153,348								134,153,348
Share-based compensation (Note 12)		105,034,741								105,034,741
Net loss	(81,215,425)	(511,161,766)											(511,161,766)
Accretion and effect of foreign exchange movement on Convertible Redeemable to redemption value			(284,625)	1,896,347	4,238,900	12,672,080	(33,407,655)							(284,625)	1,896,347	4,238,900	12,672,080	(33,407,655)
Division of ordinary shares into Class A Ordinary Shares and Class B Ordinary Shares upon the initial public offering (in shares)								(12,000,000)												8,913,333		3,086,667
Division of ordinary shares into Class A Ordinary Shares and Class B Ordinary Shares upon the initial public offering								(9,700)												5,863		3,837
Issuance of Class B Ordinary Shares in the initial public offering, net-off the issuance cost (in shares)																							22,280,000
Issuance of Class B Ordinary Shares in the initial public offering, net-off the issuance cost				931,534,565							931,520,307												14,258
Ending Balance at Dec. 31, 2011	$ 192,901,104	1,214,100,257							$ 403,862,413	2,541,869,642		$ (210,973,163)	(1,327,843,993)						$ 932	5,863	$ 10,922	68,745
Ending Balance (in shares) at Dec. 31, 2011																			8,913,333		104,512,229